COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Short-term lease liabilities	$ 1,152
Long-term lease liabilities	1,973
Net present value of future minimum lease payments	$ 3,125